Equity Incentive Plan	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan [Abstract]
Equity Incentive Plan

12.          Equity Incentive Plan:

On February 8, 2007, the Company's Board of Directors adopted a resolution approving the terms and provisions of the Company's Equity Incentive Plan (2007 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company, with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance, and enhance the long-term performance of the Company.

Under the 2007 Plan, officers, key employees, directors and consultants of Star Bulk and its subsidiaries will be eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. Star Bulk has reserved a total of 2,000,000 shares of common stock for issuance under the plan, subject to adjustment for changes in capitalization as provided in the 2007 Plan.

On February 23, 2010, the Company's Board of Directors approved the Company's Equity Incentive Plan (the 2010 Plan). The Company has reserved a total of 2,000,000 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. All provisions of the 2010 Plan are similar with the 2007 Plan provisions.

On August 31, 2011, the board of directors adopted the 2011 Equity Incentive Plan (the 2011 Plan). The Company reserved a total of 2,000,000 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan. All provisions of the 2011 Plan are similar with the 2007 and 2010 Plans provisions.

Pursuant to Company's 2011, 2010 and 2007 Equity Incentive Plans, the Company issued the following securities:

i)           On December 3, 2007, the Company granted to Mr. Tsirigakis, the Company’s former Chief Executive Officer, and Mr. Syllantavos, the Company’s former Chief Financial Officer, 6,000 and 5,000 non-vested shares of Star Bulk common stock, respectively.  The fair value of each share was $230.10, which is equal to the market value of the Company's common stock on the grant date. The shares vest in three equal installments on July 1, 2008, 2009 and 2010. All 11,000 shares granted under this Plan were issued during 2008.

ii)          On March 31, 2008, the Company concluded an agreement with Company's Director Mr. P. Espig.  Under this agreement, which is part of Company's Equity incentive plan, Mr. Espig received 10,000 non-vested shares of Star Bulk common stock. The fair value of each share was $170.85 which is equal to the market value of the Company's common stock on the grant date. The shares vested in two equal installments on April 1, 2008 and 2009. All 10,000 shares granted under this Plan were issued during 2008.

iii)        On December 5, 2008, an aggregate of 8,667 non-vested common shares to all of the Company’s employees and an aggregate of 62,667 non-vested common shares to the members of the board of directors. The fair value of each share was $27.00 which is equal to the market value of the Company's common stock on the grant date. These shares were issued on January 20, 2009 and vested on January 31, 2009.

iv)        On February 4, 2010, an aggregate of 7,707 non-vested common shares to all Company's employees subject to applicable vesting of 4,624 common shares on June 30, 2010 and 3,083 common shares on June 30, 2011. The fair value of each share was $39.90 which is equal to the market value of the Company's common stock on the grant date.

v)          On February 24, 2010, an aggregate of 65,333 non-vested common shares to the members of Company's Board of Directors subject to applicable vesting of 32,667 common shares on each of June 30 and September 30, 2010. The fair value of each share was $41.25 which is equal to the market value of the Company's common stock on the grant date.

vi)        On October 20, 2010, an aggregate of 9,333 non-vested common shares to all of the Company's employees and an aggregate of 71,333 non-vested common shares to the members of board of directors. The fair value of each share was $42.00 which is equal to the market value of the Company's common stock on the grant date. These shares vested on December 31, 2010.

vii)       On February 7, 2011, 28,000 common shares were granted to Mr. Spyros Capralos, the Company’s new Chief Executive Officer, pursuant to the terms of consultancy agreement with an entity owned and controlled by him. The shares vest in three equal installments on February 7, 2012, 2013 and 2014. The fair value of each share was $36.75 and has been determined by reference to the closing price of the Company’s common stock on the grant date. The first installment of 9,333 shares that were vested on February 7, 2012, issued on April 20, 2012.

viii)     On May 12, 2011, 16,533 restricted non-vested common shares and 5,533 common shares were granted to the former Chief Financial Officer pursuant to an agreement dated May 12, 2011 covering the terms of his severance. The respective stock based compensation was fully amortized at the date of his resignation by August 31, 2011. The fair value of each share was $34.50 and has been determined by reference to the closing price of the Company’s common stock on the grant date.

ix)        On January 17, 2012, 90,667 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries. The fair value of each share was $13.50 and has been determined by reference to the closing price of the Company’s common stock on the grant date. The respective shares were issued on April 20, 2012 and vested on March 30, 2012.

On September 20, 2011, the Company filed a registration statement on Form S-8 (File No. 333-176922) that covers the resale of up to 311,007 of the common shares that have been and may be issued under its 2007, 2010 and 2011 equity incentive plans.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the issued and non-vested shares pay dividends as declared. For the years ended December 31, 2010, 2011, and 2012 the Company paid dividends on non-vested shares which amounted to $89, $29 and $0, respectively.

The Company estimates that there will be no forfeitures of non-vested shares. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest.  For the years ended December 31, 2010, 2011 and 2012, stock based compensation cost was $6,511, $1,362 and $1,546 respectively, and is included under "General and administrative expenses" in the accompanying consolidated statement of operations.

A summary of the status of the Company's non-vested shares as of December 31, 2010, 2011 and 2012, and the movement during the years ended December 31, 2011 and 2012, is presented below.

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2010	3.666	$230,10
Granted	153.707	41,55
Vested	-154.291	46,05
Unvested as at December 31, 2010	3.082	$39,90

Unvested as at January 1, 2011	3.082	$39,90
Granted	49.867	35,70
Vested	(24.949)	35,10
Unvested as at December 31, 2011	28.000	$36,75

Unvested as at January 1, 2012	28.000	$36,75
Granted	90.667	13,50
Vested	(100.000)	15,67
Unvested as at December 31, 2012	18.667	$36,75

As of December 31, 2012, there was $144 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. The cost is expected to be recognized over a weighted-average period of 0.98 years. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $6,113, $561 and $1,386, respectively.